SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2015	2014	2015	2014
	%
Short-term bank credit and loans:
In Dollars	-	2.85 - 4	$-	$738
In other currencies	16-17	16-17	30	105

			30	843
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to Dollars	LIBOR + 2	LIBOR + 2	4,791	667
In NIS - variable interest	-	Prime + 0.9-1.4	-	4,333
In NIS	3.8 - 6.55	3.8 - 6.55	84	1,440
In other currencies	-	6	-	196

			4,875	6,635

			$4,905	$7,478

Unutilized credit lines			$8,042	$9,257